Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of number of shares outstanding
Shares issued at beginning of year	634,244,336	632,365,757	631,028,318
Issued in terms of employee share schemes	1,432,481	1,878,579	1,337,439
Shares issued at end of year	635,676,817	634,244,336	632,365,757